Leases - Additional information (Detail) - IFRS 16 - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [Line Items]
Lease commitments, not commenced	$ 308	$ 481
Leases expiring in 12 months or fewer	$ 164	$ 132